Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers	$ 45,020,570	$ 48,493,897	$ 35,838,780